INCOME TAX - Deferred Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Domestic Tax Authority [Member]
INCOME TAX
Operating Loss Carryforwards	$ 67,500,000	$ 54,300,000
U.S Federal and State
INCOME TAX
Operating Loss Carryforwards	67,400,000	24,000,000.0
PRIVETERRA ACQUISITION CORP.
INCOME TAX
Change in the valuation allowance	841,627	389,814
PRIVETERRA ACQUISITION CORP. | U.S Federal and State
INCOME TAX
Operating Loss Carryforwards	$ 0	$ 120,763